Other financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other financial liabilities.
Contingent consideration - current	$ 86,050	$ 23,680
Royalty liability - current	5,785	5,592
Financial liabilities arising from sale and leaseback transaction - current	225	213
Other financial liabilities - current	92,060	29,485
Contingent consideration - noncurrent	33,540	70,370
Royalty liability - noncurrent	40,730	42,069
Financial liabilities arising from sale and leaseback transaction - noncurrent		115
Other financial liabilities - noncurrent	74,270	112,554
Total other financial liabilities	$ 166,330	$ 142,039